Accounts Receivable	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Accounts Receivable
5.	ACCOUNTS RECEIVABLE

	As of December 31,
	2020	2021
	RMB	RMB
Accounts receivable	419,317	355,837